Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning Balance, equity	£ 65,660	£ 63,779	£ 63,866
Issued to staff under share incentive plans, equity	346	579	500
Issuances relating to Scrip Dividend Programme, equity		182	88
Other movements	5	3	(16)
Ending Balance, equity	66,882	65,660	63,779
Total share capital and share premium [member]
Reconciliation of number of shares outstanding [abstract]
Beginning Balance, equity	4,594	4,311	22,045
Issued to staff under share incentive plans, equity	43	101	51
Issuances relating to Scrip Dividend Programme, equity		182	88
At1 securities issuance	0	0
At1 securities redemption	0	0
Other movements	0	0	0
Ending Balance, equity	4,637	4,594	4,311
Other equity instruments [member]
Reconciliation of number of shares outstanding [abstract]
Beginning Balance, equity	10,871	9,632	8,941
Issued to staff under share incentive plans, equity	0	0	0
Issuances relating to Scrip Dividend Programme, equity		0	0
At1 securities issuance	1,142	3,500
At1 securities redemption	(831)	(2,262)
Other movements	(10)	1	(1)
Ending Balance, equity	£ 11,172	£ 10,871	£ 9,632
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Begining balance, shares	17,322	17,133
Issued to staff under share incentive plans, shares	37	76
Issuances relating to Scrip Dividend Programme, shares		113
Ending balance, shares	17,359	17,322	17,133
Ordinary shares | Share capital [member]
Reconciliation of number of shares outstanding [abstract]
Beginning Balance, equity	£ 4,331	£ 4,283
Issued to staff under share incentive plans, equity	9	19
Issuances relating to Scrip Dividend Programme, equity		29
At1 securities issuance	0	0
At1 securities redemption	0	0
Other movements	0	0
Ending Balance, equity	4,340	4,331	£ 4,283
Ordinary shares | Share premium [member]
Reconciliation of number of shares outstanding [abstract]
Beginning Balance, equity	263	28
Issued to staff under share incentive plans, equity	34	82
Issuances relating to Scrip Dividend Programme, equity		153
At1 securities issuance	0	0
At1 securities redemption	0	0
Other movements	0	0
Ending Balance, equity	£ 297	£ 263	£ 28